Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and Other Receivables [Abstract]
Schedule of Other Receivables	Other receivables consist of the following:
	June 30,	December 31,
	2024	2023
	$	$
VAT/GST receivables	385,110	513,334
Other receivables	796,082	696,968
Prepayments	1,113,184	1,768,923
Prepaid mining license	343,434	842,989
	2,637,811	3,822,214